Basis of preparation	12 Months Ended
Dec. 31, 2021
Basis of preparation
Basis of preparation

2.Basis of preparation

(a)	Statement of compliance

The Company prepares its consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) using the accounting policies described herein as issued by the International Accounting Standards Board (“IASB”). The preparation of consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment and complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 3.

The accounting policies applied in these consolidated financial statements are based on IFRS issued as at May 2, 2022, the date the Board of Directors approved the consolidated financial statements.

(b)	Basis of measurement

The consolidated financial statements have been prepared under the historical cost convention, except for the revaluation of certain financial assets and financial liabilities to fair value as noted below. Presentation of the statements of financial position differentiates between current and non-current assets and liabilities. The statements of loss and comprehensive loss are presented using the function classification of expenses.

(c)	Functional currency, presentation currency and foreign currency translation

The functional currency of VIQ Solutions Inc. is the Canadian dollar (“CAD”). The functional currency of the Company’s subsidiaries are as follows; Dataworxs Systems Limited – CAD, VIQ Solutions, Inc. – United States dollar (“USD”), VIQ Australia Pty. Ltd – Australian dollar (“AUD”), Dataworxs Systems Australia Pty. Ltd – AUD, VIQ Solutions PTY Ltd – AUD,  VIQ PTY Ltd – AUD, VIQ Solutions Australia Pty Ltd. – AUD, VIQ Australia Services Pty Ltd. – AUD, VIQ Services Inc. – USD, Net Transcripts – USD, Transcription Express – USD, HomeTech – USD, VIQ Media Transcriptions – USD, WordZXpressed – Inc. – USD, VIQ Solutions (UK) Limited – British pounds (“GBP”), VIQ Services (UK) Limited – GBP, and The Transcription Agency LLP (“TTA”) – GBP.

The exchange rates used were as follows:

USD / CAD exchange rate	December 31, 2021	December 31, 2020	December 31, 2019
Closing at the reporting date	0.7874	0.7847	0.7682
Average rate for the period	0.7976	0.7480	0.7537

USD / AUD exchange rate	December 31, 2021	December 31, 2020	December 31, 2019
Closing at the reporting date	0.7261	0.7708	0.7013
Average rate for the period	0.7525	0.6901	0.6954

USD / GBP exchange rate	December 31, 2021	December 31, 2020	December 31, 2019
Closing at the reporting date	1.3510	1.3648	N/A
Average rate for the period	1.3762	1.2831	N/A

All financial information is presented in USD unless otherwise stated.

The financial results of each subsidiary consolidated in the Company’s consolidated financial statements are measured using the subsidiary’s functional currency, which is the currency of the primary economic environment in which the entity operates for each of the Company’s wholly owned subsidiaries.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation’s functional currency are recognized in the consolidated statements of loss and comprehensive loss.

The financial statements of entities that have a functional currency different from the presentation currency of USD are translated into USD as follows: assets and liabilities at the closing rate at the date of the balance sheet, and income and expenses at the average rate of the period as this is considered a reasonable approximation to actual rates. All resulting changes are recognized in other comprehensive income (loss) as translation adjustments.

The Company has monetary items that are receivable from foreign operations. A monetary item for which settlement is neither planned nor likely to occur in the foreseeable future is, in substance, a part of the parent company’s net investment in that foreign operation. Such exchange differences are recognized initially in other comprehensive income and reclassified from equity to net loss on disposal of the net investment in foreign operations.

(d)	Use of estimates and judgements

The preparation of consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the application of the Company’s accounting policies and the amounts reported in the consolidated financial statements and the related notes. These estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future. These estimates have been applied in a manner consistent with that in prior periods and there are no known trends, commitments, events, or uncertainties that the Company believes will materially affect the assumptions utilized in these consolidated financial statements. Estimates and underlying assumptions are reviewed on an ongoing basis and revisions to estimates are recognized prospectively. The estimates are impacted by many factors, some of which are highly uncertain and actual results may differ from those estimates.

The continuing uncertainty around the outbreak of the novel coronavirus (“COVID-19”) pandemic required the use of judgments and estimates in the preparation of the consolidated financial statements for the year ended December 31, 2019, 2020 and 2021. The future impact of COVID-19 uncertainties could generate, in future reporting periods, a significant impact to the reported amounts of assets, liabilities, revenue and expenses in these and any future consolidated financial statements. Examples of accounting estimates and judgments that may be impacted by the pandemic include, but are not limited to, impairment of goodwill and intangible assets and allowance for doubtful accounts.

The areas with significant judgements and estimates are as follows:

●	Stock-based compensation – Management uses judgment to determine the inputs to the Black-Scholes option pricing model including the expected option life, and forfeiture rates for equity issued under the Company’s stock option plan and restricted share unit plan. Changes in these assumptions will impact the calculation of fair value and the amount of compensation expense recognized in the consolidated statements of loss and comprehensive loss.
●	Warrants – Similar to other stock-based compensation, management uses judgment to determine the inputs to the Black-Scholes option pricing model including the expected life. Changes in these assumptions will impact the calculation of fair value and the value attributed to the warrants.
●	Internally generated development costs – Management monitors the progress of internal research and development projects and uses judgment to distinguish research from the development phase. Expenditures during the research phase are expensed as incurred. Development costs are recognized as an intangible asset when the Company can demonstrate certain criteria in accordance with IAS 38, Intangible Assets.
●	Functional currency – The functional currency of the Company and its subsidiaries requires management judgment, and it has been assessed by management based on consideration of the currency and economic factors that mainly influence revenues, operating costs, financing and related transactions. Changes to these factors may have an impact on the judgment applied in the future determination of the Company’s and its subsidiaries’ functional currency.
●	Income taxes – At the end of each reporting period, the Company assesses whether the realization of deferred tax benefits is sufficiently probable to recognize deferred tax assets. This assessment requires the exercise of judgment on the part of management with respect to, among other things, benefits that could be realized from available income tax strategies and future taxable income, as well as other positive and negative factors. The recorded amount of total deferred tax assets could be reduced if estimates of projected future taxable income and benefits from available income tax strategies are lowered, or if changes in current income tax regulations are enacted that impose restrictions on the timing or extent of the Company’s ability to utilize deferred tax benefits. The Company’s effective income tax rate can significantly vary quarter-to-quarter for various reasons, including the mix and volume of business in lower income tax jurisdictions and in jurisdictions for which no deferred income tax assets have been recognized because management believed it was not probable that future taxable profit would be available against which income tax losses and deductible temporary differences could be utilized. The Company’s effective income tax rate can also vary due to the impact of foreign exchange fluctuations.
●	Allocation of the transaction price to multiple performance obligations in contracts with customers - Contracts with customers sometimes include promises to deliver multiple products and services. Determining whether such bundled products and services are considered i) distinct performance obligations that should be separately recognized, or ii) non-distinct and therefore should be combined with another good or service and recognized as a combined unit of accounting may require judgment. The determination of the standalone selling price (“SSP”) is based on the selling prices charged by the Company when it sells each of the products and services separately. The total transaction price is allocated to each of the distinct performance obligations using the relative SSP of the various products and services. In general, SSP for support and maintenance is established as a percentage of the software license fee as supported by internal analysis of similar vendor contracts. SSP for licenses as well as for professional services is established based on observable prices for the same or similar services when sold separately. Management exercises judgment in determining whether a contract’s outcome can be estimated reliably. Management also applies estimates in the calculation of future contract costs and related profitability as it relates to labour hours and other considerations, which are used in determining the value of amounts recoverable on contracts and timing of revenue recognition. Estimates are continually and routinely revised based on changes in the facts relating to each contract.
●	Allowance for doubtful accounts - The Company performs impairment testing annually for accounts receivable in accordance with IFRS 9. The expected credit loss (“ECL”) model requires judgment, including consideration of how changes in economic factors affect ECLs, which are determined on a probability-weighted basis. The Company applies the simplified approach to determine ECLs on trade receivables by using a provision matrix based on historical credit loss experiences. The historical results were used to calculate the run rates of default which were then applied over the expected life of the trade receivables, adjusted for forward looking estimates.
●	Goodwill impairment testing and recoverability of assets – Goodwill and indefinite-life intangible assets are reviewed annually for impairment, or more frequently when there are indicators that impairment may have occurred, by comparing the carrying value of the asset, or the cash-generating unit (“CGU”) reflecting the lowest level at which assets generate independence cash flows, to the asset or CGU’s recoverable amount. Management uses judgment in assessing the CGUs and estimates the recoverable values of the Company’s CGUs by using internally developed valuation models that consider various factors and assumptions including forecasted cash flows, revenue growth rates, earnings margins, and discount rates. The use of different assumptions and estimates could influence the determination of the existence of impairment and the valuation of goodwill and indefinite-life intangibles. The recoverable amount of the CGUs are estimated based on the assessment of the higher of their value in use using a discounted cash flow approach and fair value less cost to sell.
●	Purchase price allocation – In a business combination, all identifiable assets acquired, and liabilities and contingent liabilities assumed are recorded at their fair values. For any intangible asset acquired, management, or where the complexity of the estimate requires, an independent valuation expert at the direction of management, develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the revenue attributable to the acquired business, annual customer attrition rates and royalty rates, earnings before interest, taxes, depreciation and amortization and discount rates. The valuations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied. All acquisitions have been accounted for using the acquisition method. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. However, the measurement period will last no greater than one year from the acquisition date.
●	Contingent consideration - The Company measures the contingent consideration payable in a business combination at the estimated fair value at each reporting date. The fair value is estimated based on the range of possible outcomes and management’s assessment of the likelihood of each outcome.
●	Incremental borrowing rate used to discount leases – The Company’s incremental borrowing rate is used to estimate the initial value of the lease liability and associated right of use asset. The Company’s incremental borrowing rate is determined with reference to the Company’s long-term debt which represents the amount that the Company could borrow at within a similar time frame.